Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 58,153	$ 35,555
Short-term investment in time deposits		18,000
Inventories	555	536
Trade accounts receivable, net	3,361	2,007
Prepayments and other current assets	578	552
Total current assets	62,647	56,650
FIXED ASSETS, NET:
Vessels, net	129,628	133,319
Total fixed assets, net	129,628	133,319
OTHER NON-CURRENT ASSETS:
Restricted cash	1,350	1,350
Deferred dry-dock and special survey costs, net	1,755	2,093
Total other non-current assets	3,105	3,443
Total assets	195,380	193,412
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	7,957	7,967
Trade accounts payable	1,622	1,495
Hire collected in advance	1,434	597
Deferred charter hire revenue	456
Accrued and other liabilities	861	1,000
Total current liabilities	13,270	12,744
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	75,225	79,279
Deferred charter hire revenue, non-current	55
Total non-current liabilities	75,280	79,279
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; nil Series A Convertible Preferred Shares issued and outstanding as at December 31, 2025 and at June 30, 2026)
Common stock ($0.001 par value; 450,000,000 shares authorized; 11,216,546 shares issued and 10,418,859 shares outstanding as at December 31, 2025, and 11,215,546 shares issued and 10,239,194 shares outstanding as at June 30, 2026, respectively)	10	10
Additional paid-in capital	97,163	97,826
(Accumulated deficit)/Retained earnings	2,561	(2,676)
Total equity attributable to Pyxis Tankers Inc. and subsidiaries	99,734	95,160
Non-controlling interest	7,096	6,229
Total stockholders’ equity	106,830	101,389
Total liabilities and stockholders’ equity	195,380	193,412
Related Party [Member]
CURRENT LIABILITIES:
Due to related parties	$ 940	$ 1,685